Amounts receivable	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Amounts receivable
Amounts receivable

	June 30, 2019	June 30, 2018
	$	$

Trade receivables	182,701	163,203
Less: Loss allowance on trade receivables	(9,354)	(9,742)
	173,347	153,461

Goods and services tax recoverable, net	1,019	1,203
Federal and provincial film tax credits and other government assistance	91,344	96,874
Short-term amounts receivable	265,710	251,538
Long-term amounts receivable	14,318	18,789
Total amounts receivable	280,028	270,327

The aging of trade receivables not impaired is as follows:

	June 30, 2019	June 30, 2018
	$	$

Less than 60 days	149,837	131,683
Between 60 and 90 days	7,016	5,863
Over 90 days	16,494	15,915
	173,347	153,461
A continuity of loss allowance on trade receivables as follows:

	June 30, 2019	June 30, 2018
	$	$
Opening balance	9,742	4,772
Impact of adoption of IFRS 9	1,049	—
Opening balance, restated for IFRS 9	10,791	4,772
Loss allowance on trade receivables	2,788	5,089
Receivables written off in the year	(3,428)	(197)
Recoveries of receivables previously provided for	(586)	(12)
Foreign exchange	(211)	90
Ending balance	9,354	9,742